Deferred taxes and contributions (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of deferred taxes

	December 31, 2024	December 31, 2023 (Reclassified)
Deferred tax assets
Provisions	839,864	666,131
Pension plan obligations - G1 plan	125,198	135,231
Donations of underlying assets on concession agreements	43,321	45,140
Credit losses	177,271	182,519
Estimated losses with other accounts receivable	50,515	54,905
Estimated losses with inventory losses	127,840	74,939
Estimated losses with works and projects	57,606	1,839
Estimated losses with the write-off of assets	42,812	8,930
Performance agreements	74,670	62,517
PVA - accounts receivable	100,913	102,216
Loss – hedge (other comprehensive income)	4,302	-
Derivative financial instruments in profit/loss	3,297	-
Other	75,644	77,421
Total deferred tax asset	1,723,253	1,411,788

Deferred tax liabilities
Temporary difference in the concession of intangible asset	(314,641)	(329,060)
Capitalization of borrowing costs	(461,362)	(465,510)
Profit on supply to government entities	(334,477)	(348,514)
Financial asset (indemnity)	(3,111,446)	-
Actuarial gain – G1 Plan	(125,096)	(121,425)
Construction margin	(37,842)	(40,579)
Borrowing costs	(280)	(8,624)
Total deferred tax liabilities	(4,385,144)	(1,313,712)

Deferred tax asset (liability), net	(2,661,891)	98,076

Schedule of realization

	December 31, 2024	December 31, 2023
Deferred tax assets
to be realized in up to 12 months	530,104	366,525
to be realized after one year	1,193,149	1,045,263
Total deferred tax asset	1,723,253	1,411,788
Deferred tax liabilities
to be realized in up to 12 months	(25,563)	(36,074)
to be realized after one year (*)	(4,359,581)	(1,277,638)
Total deferred tax liabilities	(4,385,144)	(1,313,712)
Deferred tax asset/(liability)	(2,661,891)	98,076

(*)	The amount of R$ 3,111,446, related to the financial asset, will be realized after 2060.

Schedule of changes

Deferred tax assets	December 31, 2023 (Reclassified)*	Net change	December 31, 2024
Provisions	666,131	173,733	839,864
Pension plan obligations - G1 plan	135,231	(10,033)	125,198
Donations of underlying assets on concession agreements	45,140	(1,819)	43,321
Credit losses	182,519	(5,248)	177,271
Estimated losses with other accounts receivable	54,905	(4,390)	50,515
Estimated losses with inventory losses	74,939	52,901	127,840
Estimated losses with works and projects	1,839	55,767	57,606
Estimated losses with the write-off of assets	8,930	33,882	42,812
Performance agreements	62,517	12,153	74,670
PVA - accounts receivable	102,216	(1,303)	100,913
Loss – hedge (Other comprehensive income)	-	4,302	4,302
Derivative financial instruments in profit/loss	-	3,297	3,297
Other	77,421	(1,777)	75,644
Total	1,411,788	311,465	1,723,253

Deferred tax liabilities
Temporary difference in the concession of intangible asset	(329,060)	14,419	(314,641)
Capitalization of borrowing costs	(465,510)	4,148	(461,362)
Profit on supply to government entities	(348,514)	14,037	(334,477)
Financial asset (indemnity)	-	(3,111,446)	(3,111,446)
Actuarial gain – G1 Plan	(121,425)	(3,671)	(125,096)
Construction margin	(40,579)	2,737	(37,842)
Borrowing costs	(8,624)	8,344	(280)
Total deferred tax liabilities	(1,313,712)	(3,071,432)	(4,385,144)
Deferred tax asset/(liability)	98,076	(2,759,967)	(2,661,891)

Deferred tax assets	December 31, 2022 (Reclassified)	Net change	December 31, 2023 (Reclassified)
Provisions	560,404	105,727	666,131
Pension plan obligations – G1 plan	141,606	(6,375)	135,231
Donations of underlying assets on concession agreements	46,088	(948)	45,140
Credit losses	199,363	(16,844)	182,519
Estimated losses with other accounts receivable	47,629	7,276	54,905
Estimated losses with inventory losses	63,718	11,221	74,939
Estimated losses with works and projects	1,839	-	1,839
Estimated losses with the write-off of assets	8,930	-	8,930
Performance agreements	-	62,517	62,517
PVA - accounts receivable	95,626	6,590	102,216
Other	(45,944)	123,365	77,421
Total	1,119,259	292,529	1,411,788

Deferred tax liabilities
Temporary difference in the concession of intangible asset	(353,817)	24,757	(329,060)
Capitalization of borrowing costs	(457,669)	(7,841)	(465,510)
Profit on supply to government entities	(346,650)	(1,864)	(348,514)
Actuarial gain – G1	(93,561)	(27,864)	(121,425)
Construction margin	(43,323)	2,744	(40,579)
Borrowing costs	(13,517)	4,893	(8,624)
Total	(1,308,537)	(5,175)	(1,313,712)

Deferred tax asset/(liability)	(189,278)	287,354	98,076

Deferred tax assets	December 31, 2021 (Reclassified)	Net change	December 31, 2022 (Reclassified)
Provisions	503,374	57,030	560,404
Pension plan obligations - G1	150,577	(8,971)	141,606
Donations of underlying assets on concession agreements	47,589	(1,501)	46,088
Credit losses	183,963	15,400	199,363
Estimated losses with other accounts receivable	36,876	10,753	47,629
Estimated losses with inventory losses	57,197	6,521	63,718
Estimated losses with works and projects	1,334	505	1,839
Estimated losses with the write-off of assets	14,018	(5,088)	8,930
PVA - accounts receivable	35,821	59,805	95,626
Other	(18,154)	(27,790)	(45,944)
Total	1,012,595	106,664	1,119,259

Deferred tax liabilities
Temporary difference in the concession of intangible asset	(368,235)	14,418	(353,817)
Capitalization of borrowing costs	(404,931)	(52,738)	(457,669)
Profit on supply to government entities	(353,262)	6,612	(346,650)
Actuarial gain – G1	(109,271)	15,710	(93,561)
Construction margin	(46,079)	2,756	(43,323)
Borrowing costs	(14,556)	1,039	(13,517)
Total	(1,296,334)	(12,203)	(1,308,537)

Deferred tax liability, net	(283,739)	94,461	(189,278)

(*)	The 2022 and 2023 financial years were reclassified due to the breakdown of the amounts recorded in “other”.

	December 31, 2024	December 31, 2023	December 31, 2022

Opening balance	98,076	(189,278)	(283,739)
Net change in the year:
- corresponding entry to the income statement	(2,756,296)	315,218	78,751
- corresponding entry to valuation adjustments to equity (Note 22)	(3,671)	(27,864)	15,710

Total net change	(2,759,967)	287,354	94,461
Closing balance	(2,661,891)	98,076	(189,278)

Schedule of reconciliation of the effective tax rate

	December 31, 2024	December 31, 2023	December 31, 2022

Profit before income taxes	13,642,808	4,753,984	4,272,750
Statutory rate	34%	34%	34%

Estimated expense at the statutory rate	(4,638,555)	(1,616,355)	(1,452,735)
Tax benefit of interest on equity	672,796	329,017	284,920
Permanent differences
Provision – Law 4,819/1958 – G0	(23,721)	(38,245)	(26,786)
Donations	(21,591)	(7,046)	(16,588)
Tax incentives	52,892	62,510	-
Agreement with AAPS	(77,471)	-	-
Other differences	(27,595)	39,666	59,706

Income tax and social contribution	(4,063,245)	(1,230,453)	(1,151,483)

Current income tax and social contribution	(1,302,648)	(1,545,671)	(1,230,234)
Deferred income tax and social contribution	(2,760,597)	315,218	78,751
Effective rate	30%	26%	27%